Lease liabilities - Undiscounted lease payments (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Lease liabilities
Undiscounted lease payments	$ 8,451,934
Short-term lease expense	$ 736,509	$ 673,136	$ 94,698
Weighted average interest rate	7.93%	5.01%	5.79%
Less than one year
Lease liabilities
Undiscounted lease payments	$ 2,239,361
One to five years
Lease liabilities
Undiscounted lease payments	$ 6,212,573